Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BARON SELECT FUNDS
Entity Central Index Key	0001217673
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000077805
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Institutional
Trading Symbol	BPTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98Footnote Reference**	2.06%Footnote Reference*Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $48.
Footnote*	Annualized.
Footnote+	Includes interest expense of 1.01%.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.06%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(7.51%)	23.62%	16.98%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Russell 3000 Index	23.13%	14.14%	12.15%

AssetsNet	$ 5,867,495,327
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 29,698,906
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	42.7%
Financials	20.3%
Industrials	14.0%
Real Estate	9.1%
Information Technology	6.3%
Health Care	5.0%
Communication Services	2.7%
Repurchase Agreement	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (6/30/24)*
Tesla, Inc.	28.9%
Space Exploration Technologies Corp.	13.2%
Arch Capital Group Ltd.	9.5%
CoStar Group, Inc.	7.9%
Hyatt Hotels Corp.	7.3%
IDEXX Laboratories, Inc.	5.0%
The Charles Schwab Corp.	4.8%
Gartner, Inc.	4.5%
FactSet Research Systems, Inc.	4.3%
Vail Resorts, Inc.	3.5%
Total	88.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174760
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	R6
Trading Symbol	BPTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$98Footnote Reference**	2.06%Footnote Reference*Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $48.
Footnote*	Annualized.
Footnote+	Includes interest expense of 1.01%.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.06%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	(7.51%)	23.61%	16.97%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Russell 3000 Index	23.13%	14.14%	12.15%

AssetsNet	$ 5,867,495,327
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 29,698,906
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	42.7%
Financials	20.3%
Industrials	14.0%
Real Estate	9.1%
Information Technology	6.3%
Health Care	5.0%
Communication Services	2.7%
Repurchase Agreement	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (6/30/24)*
Tesla, Inc.	28.9%
Space Exploration Technologies Corp.	13.2%
Arch Capital Group Ltd.	9.5%
CoStar Group, Inc.	7.9%
Hyatt Hotels Corp.	7.3%
IDEXX Laboratories, Inc.	5.0%
The Charles Schwab Corp.	4.8%
Gartner, Inc.	4.5%
FactSet Research Systems, Inc.	4.3%
Vail Resorts, Inc.	3.5%
Total	88.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000001642
Shareholder Report [Line Items]
Fund Name	Baron Partners Fund
Class Name	Retail
Trading Symbol	BPTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Partners Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$110Footnote Reference**	2.31%Footnote Reference*Footnote Reference+
Footnote	Description
Footnote**	Includes interest expense of $48.
Footnote*	Annualized.
Footnote+	Includes interest expense of 1.01%.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.31%
Line Graph [Table Text Block]
	Retail	Russell Midcap Growth Index	Russell 3000 Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,514	$9,927	$10,001
12/31/2014	$10,022	$10,507	$10,525
3/31/2015	$10,278	$11,072	$10,715
6/30/2015	$10,608	$10,945	$10,729
9/30/2015	$9,488	$10,071	$9,952
12/31/2015	$9,751	$10,486	$10,576
3/31/2016	$9,485	$10,546	$10,678
6/30/2016	$9,789	$10,711	$10,959
9/30/2016	$10,147	$11,203	$11,441
12/31/2016	$10,145	$11,254	$11,922
3/31/2017	$11,366	$12,030	$12,607
6/30/2017	$13,027	$12,537	$12,987
9/30/2017	$13,202	$13,199	$13,581
12/31/2017	$13,345	$14,098	$14,442
3/31/2018	$13,802	$14,404	$14,349
6/30/2018	$15,392	$14,859	$14,907
9/30/2018	$15,710	$15,985	$15,969
12/31/2018	$13,076	$13,428	$13,685
3/31/2019	$15,264	$16,063	$15,606
6/30/2019	$16,400	$16,930	$16,246
9/30/2019	$16,118	$16,816	$16,434
12/31/2019	$18,960	$18,191	$17,930
3/31/2020	$15,025	$14,545	$14,182
6/30/2020	$22,442	$18,947	$17,306
9/30/2020	$33,002	$20,723	$18,900
12/31/2020	$47,120	$24,664	$21,675
3/31/2021	$46,911	$24,525	$23,050
6/30/2021	$49,144	$27,240	$24,950
9/30/2021	$51,824	$27,033	$24,924
12/31/2021	$61,911	$27,804	$27,237
3/31/2022	$58,258	$24,306	$25,799
6/30/2022	$40,438	$19,184	$21,490
9/30/2022	$44,450	$19,059	$20,531
12/31/2022	$35,562	$20,374	$22,005
3/31/2023	$43,857	$22,236	$23,585
6/30/2023	$50,641	$23,622	$25,563
9/30/2023	$46,978	$22,388	$24,732
12/31/2023	$50,889	$25,645	$27,717
3/31/2024	$46,276	$28,080	$30,494
6/30/2024	$46,723	$27,178	$31,475

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	(7.74%)	23.29%	16.67%
Russell Midcap Growth Index	15.05%	9.93%	10.51%
Russell 3000 Index	23.13%	14.14%	12.15%

AssetsNet	$ 5,867,495,327
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 29,698,906
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector Breakdown

(as a % of total investments)*

Value	Value
Consumer Discretionary	42.7%
Financials	20.3%
Industrials	14.0%
Real Estate	9.1%
Information Technology	6.3%
Health Care	5.0%
Communication Services	2.7%
Repurchase Agreement	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Investments (6/30/24)*
Tesla, Inc.	28.9%
Space Exploration Technologies Corp.	13.2%
Arch Capital Group Ltd.	9.5%
CoStar Group, Inc.	7.9%
Hyatt Hotels Corp.	7.3%
IDEXX Laboratories, Inc.	5.0%
The Charles Schwab Corp.	4.8%
Gartner, Inc.	4.5%
FactSet Research Systems, Inc.	4.3%
Vail Resorts, Inc.	3.5%
Total	88.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196933
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Institutional
Trading Symbol	BWBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$3Footnote Reference†	0.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	8.29%	12.29%	12.12%
S&P 500 Index	24.56%	15.05%	13.55%
MSCI ACWI Index	19.38%	10.76%	9.04%

AssetsNet	$ 540,429,253
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	22.6%
Consumer Discretionary	20.2%
Financials	18.6%
Health Care	11.8%
Industrials	11.7%
Real Estate	8.5%
Communication Services	4.6%
Materials	1.1%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%

Largest Holdings [Text Block]

Country Exposures

(as a % of net assets)

United States	87.0%
India	1.4%
Netherlands	1.3%
Canada	1.2%
Ireland	1.0%
Korea	0.9%
China	0.9%
Sweden	0.8%
Israel	0.7%
Other	5.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196932
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	Retail
Trading Symbol	BWBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$15Footnote Reference†	0.30%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Line Graph [Table Text Block]
	Retail	S&P 500 Index	MSCI ACWI Index
12/29/2017	$10,000	$10,000	$10,000
3/31/2018	$10,240	$9,924	$9,904
6/30/2018	$10,740	$10,265	$9,957
9/30/2018	$11,180	$11,056	$10,383
12/31/2018	$9,342	$9,562	$9,058
3/31/2019	$11,105	$10,867	$10,161
6/30/2019	$11,745	$11,334	$10,529
9/30/2019	$11,490	$11,527	$10,526
12/31/2019	$12,728	$12,572	$11,468
3/31/2020	$10,376	$10,108	$9,018
6/30/2020	$14,039	$12,185	$10,751
9/30/2020	$16,811	$13,273	$11,625
12/31/2020	$20,676	$14,885	$13,332
3/31/2021	$20,919	$15,805	$13,941
6/30/2021	$22,589	$17,156	$14,972
9/30/2021	$22,705	$17,255	$14,814
12/31/2021	$24,072	$19,158	$15,803
3/31/2022	$20,834	$18,277	$14,956
6/30/2022	$16,190	$15,334	$12,614
9/30/2022	$16,015	$14,586	$11,754
12/31/2022	$16,188	$15,689	$12,901
3/31/2023	$17,860	$16,865	$13,844
6/30/2023	$19,163	$18,339	$14,699
9/30/2023	$18,218	$17,739	$14,199
12/31/2023	$20,293	$19,813	$15,766
3/31/2024	$21,273	$21,904	$17,058
6/30/2024	$20,697	$22,842	$17,547

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	8.00%	12.00%	11.85%
S&P 500 Index	24.56%	15.05%	13.55%
MSCI ACWI Index	19.38%	10.76%	9.04%

AssetsNet	$ 540,429,253
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	22.6%
Consumer Discretionary	20.2%
Financials	18.6%
Health Care	11.8%
Industrials	11.7%
Real Estate	8.5%
Communication Services	4.6%
Materials	1.1%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%

Largest Holdings [Text Block]

Country Exposures

(as a % of net assets)

United States	87.0%
India	1.4%
Netherlands	1.3%
Canada	1.2%
Ireland	1.0%
Korea	0.9%
China	0.9%
Sweden	0.8%
Israel	0.7%
Other	5.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000198571
Shareholder Report [Line Items]
Fund Name	Baron WealthBuilder Fund
Class Name	TA Shares
Trading Symbol	BWBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron WealthBuilder Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TA Shares	$3Footnote Reference†	0.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Line Graph [Table Text Block]
	TA Shares	S&P 500 Index	MSCI ACWI Index
12/29/2017	$10,000	$10,000	$10,000
3/31/2018	$10,240	$9,924	$9,904
6/30/2018	$10,740	$10,265	$9,957
9/30/2018	$11,200	$11,056	$10,383
12/31/2018	$9,362	$9,562	$9,058
3/31/2019	$11,135	$10,867	$10,161
6/30/2019	$11,776	$11,334	$10,529
9/30/2019	$11,530	$11,527	$10,526
12/31/2019	$12,778	$12,572	$11,468
3/31/2020	$10,427	$10,108	$9,018
6/30/2020	$14,121	$12,185	$10,751
9/30/2020	$16,913	$13,273	$11,625
12/31/2020	$20,809	$14,885	$13,332
3/31/2021	$21,062	$15,805	$13,941
6/30/2021	$22,763	$17,156	$14,972
9/30/2021	$22,890	$17,255	$14,814
12/31/2021	$24,284	$19,158	$15,803
3/31/2022	$21,036	$18,277	$14,956
6/30/2022	$16,349	$15,334	$12,614
9/30/2022	$16,186	$14,586	$11,754
12/31/2022	$16,371	$15,689	$12,901
3/31/2023	$18,064	$16,865	$13,844
6/30/2023	$19,401	$18,339	$14,699
9/30/2023	$18,462	$17,739	$14,199
12/31/2023	$20,571	$19,813	$15,766
3/31/2024	$21,574	$21,904	$17,058
6/30/2024	$21,009	$22,842	$17,547

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
TA Shares	8.29%	12.28%	12.11%
S&P 500 Index	24.56%	15.05%	13.55%
MSCI ACWI Index	19.38%	10.76%	9.04%

AssetsNet	$ 540,429,253
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	22.6%
Consumer Discretionary	20.2%
Financials	18.6%
Health Care	11.8%
Industrials	11.7%
Real Estate	8.5%
Communication Services	4.6%
Materials	1.1%
Consumer Staples	0.7%
Energy	0.1%
Utilities	0.1%

Largest Holdings [Text Block]

Country Exposures

(as a % of net assets)

United States	87.0%
India	1.4%
Netherlands	1.3%
Canada	1.2%
Ireland	1.0%
Korea	0.9%
China	0.9%
Sweden	0.8%
Israel	0.7%
Other	5.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095862
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Institutional
Trading Symbol	BEXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	8.47%	1.96%	2.31%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets IMI Growth Index	11.83%	4.01%	3.59%

AssetsNet	$ 4,045,719,258
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 20,930,588
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.6%
Consumer Discretionary	16.6%
Financials	14.8%
Communication Services	13.6%
Industrials	12.9%
Consumer Staples	6.1%
Materials	4.2%
Energy	2.1%
Health Care	2.1%
Real Estate	1.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Tencent Holdings Limited	4.7%
Samsung Electronics Co., Ltd.	4.5%
Bharti Airtel Ltd.	3.2%
Indus Towers Ltd.	2.6%
Bundl Technologies Private Ltd.	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Reliance Industries Limited	2.1%
InPost SA	2.0%
Alibaba Group Holding Limited	1.8%
Total	35.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165215
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	R6
Trading Symbol	BEXUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	8.39%	1.95%	2.31%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets IMI Growth Index	11.83%	4.01%	3.59%

AssetsNet	$ 4,045,719,258
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 20,930,588
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.6%
Consumer Discretionary	16.6%
Financials	14.8%
Communication Services	13.6%
Industrials	12.9%
Consumer Staples	6.1%
Materials	4.2%
Energy	2.1%
Health Care	2.1%
Real Estate	1.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Tencent Holdings Limited	4.7%
Samsung Electronics Co., Ltd.	4.5%
Bharti Airtel Ltd.	3.2%
Indus Towers Ltd.	2.6%
Bundl Technologies Private Ltd.	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Reliance Industries Limited	2.1%
InPost SA	2.0%
Alibaba Group Holding Limited	1.8%
Total	35.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000095861
Shareholder Report [Line Items]
Fund Name	Baron Emerging Markets Fund
Class Name	Retail
Trading Symbol	BEXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Emerging Markets Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$71	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
Line Graph [Table Text Block]
	Retail	MSCI Emerging Markets Index	MSCI Emerging Markets IMI Growth Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,520	$9,651	$9,674
12/31/2014	$9,545	$9,216	$9,373
3/31/2015	$9,504	$9,422	$9,757
6/30/2015	$9,577	$9,488	$9,792
9/30/2015	$8,206	$7,790	$8,160
12/31/2015	$8,480	$7,841	$8,388
3/31/2016	$8,544	$8,289	$8,637
6/30/2016	$8,945	$8,344	$8,759
9/30/2016	$9,595	$9,097	$9,579
12/31/2016	$8,798	$8,718	$8,877
3/31/2017	$9,939	$9,716	$9,992
6/30/2017	$10,573	$10,325	$10,846
9/30/2017	$11,638	$11,140	$11,875
12/31/2017	$12,346	$11,969	$12,845
3/31/2018	$12,443	$12,138	$13,000
6/30/2018	$11,267	$11,172	$12,067
9/30/2018	$10,704	$11,050	$11,419
12/31/2018	$10,041	$10,224	$10,477
3/31/2019	$11,226	$11,239	$11,682
6/30/2019	$11,259	$11,307	$11,691
9/30/2019	$10,873	$10,827	$11,435
12/31/2019	$11,897	$12,109	$12,950
3/31/2020	$8,914	$9,251	$10,315
6/30/2020	$11,283	$10,924	$12,663
9/30/2020	$12,737	$11,968	$14,450
12/31/2020	$15,332	$14,325	$16,932
3/31/2021	$15,299	$14,653	$17,151
6/30/2021	$16,035	$15,392	$18,039
9/30/2021	$14,992	$14,147	$16,241
12/31/2021	$14,372	$13,961	$16,001
3/31/2022	$12,337	$12,987	$14,424
6/30/2022	$11,056	$11,500	$12,572
9/30/2022	$9,800	$10,169	$11,146
12/31/2022	$10,638	$11,156	$12,180
3/31/2023	$10,909	$11,597	$12,699
6/30/2023	$11,319	$11,701	$12,728
9/30/2023	$10,753	$11,359	$12,221
12/31/2023	$11,484	$12,253	$13,165
3/31/2024	$11,756	$12,543	$13,556
6/30/2024	$12,242	$13,170	$14,234

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	8.15%	1.69%	2.04%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets IMI Growth Index	11.83%	4.01%	3.59%

AssetsNet	$ 4,045,719,258
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 20,930,588
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	21.6%
Consumer Discretionary	16.6%
Financials	14.8%
Communication Services	13.6%
Industrials	12.9%
Consumer Staples	6.1%
Materials	4.2%
Energy	2.1%
Health Care	2.1%
Real Estate	1.8%
Cash and Cash Equivalents	3.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7%
Tencent Holdings Limited	4.7%
Samsung Electronics Co., Ltd.	4.5%
Bharti Airtel Ltd.	3.2%
Indus Towers Ltd.	2.6%
Bundl Technologies Private Ltd.	2.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2.4%
Reliance Industries Limited	2.1%
InPost SA	2.0%
Alibaba Group Holding Limited	1.8%
Total	35.6%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000216734
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	Institutional
Trading Symbol	BFIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2019
Institutional	19.87%	9.41%
FactSet Global FinTech Index	5.14%	0.80%
MSCI ACWI Index	19.38%	9.91%
S&P 500 Index	24.56%	14.19%

AssetsNet	$ 59,587,433
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 240,754
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	69.0%
Information Technology	19.4%
Industrials	5.1%
Consumer Discretionary	3.7%
Real Estate	1.3%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Intuit, Inc.	4.9%
S&P Global, Inc.	4.8%
Fair Isaac Corp.	4.7%
MasterCard, Incorporated	4.7%
Visa, Inc.	4.6%
Apollo Global Management, Inc.	4.5%
The Progressive Corp.	4.0%
MercadoLibre, Inc.	3.7%
Fiserv, Inc.	3.3%
Tradeweb Markets, Inc.	3.3%
Total	42.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective July 1, 2024, the classification status of the Fund has changed from non-diversified to diversified and the risks of operating as a non-diversified fund no longer apply to the Fund. The Fund will not operate as a non-diversified fund in the future without first seeking and obtaining shareholder approval to do so or as otherwise may be allowed under the Investment Company Act of 1940, as amended or the rules or interpretations thereof.

Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000216732
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	R6
Trading Symbol	BFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2019
R6	19.95%	9.43%
FactSet Global FinTech Index	5.14%	0.80%
MSCI ACWI Index	19.38%	9.91%
S&P 500 Index	24.56%	14.19%

AssetsNet	$ 59,587,433
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 240,754
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	69.0%
Information Technology	19.4%
Industrials	5.1%
Consumer Discretionary	3.7%
Real Estate	1.3%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Intuit, Inc.	4.9%
S&P Global, Inc.	4.8%
Fair Isaac Corp.	4.7%
MasterCard, Incorporated	4.7%
Visa, Inc.	4.6%
Apollo Global Management, Inc.	4.5%
The Progressive Corp.	4.0%
MercadoLibre, Inc.	3.7%
Fiserv, Inc.	3.3%
Tradeweb Markets, Inc.	3.3%
Total	42.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective July 1, 2024, the classification status of the Fund has changed from non-diversified to diversified and the risks of operating as a non-diversified fund no longer apply to the Fund. The Fund will not operate as a non-diversified fund in the future without first seeking and obtaining shareholder approval to do so or as otherwise may be allowed under the Investment Company Act of 1940, as amended or the rules or interpretations thereof.

Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000216733
Shareholder Report [Line Items]
Fund Name	Baron FinTech Fund
Class Name	Retail
Trading Symbol	BFINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron FinTech Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Retail	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/2019	$10,000	$10,000	$10,000	$10,000
3/31/2020	$8,750	$7,262	$7,864	$8,040
6/30/2020	$11,540	$10,018	$9,375	$9,692
9/30/2020	$12,930	$11,107	$10,137	$10,557
12/31/2020	$14,690	$13,478	$11,626	$11,840
3/31/2021	$14,490	$13,852	$12,157	$12,571
6/30/2021	$16,910	$14,600	$13,056	$13,646
9/30/2021	$17,360	$14,057	$12,918	$13,725
12/31/2021	$16,900	$12,977	$13,781	$15,239
3/31/2022	$14,080	$11,319	$13,042	$14,538
6/30/2022	$10,910	$8,738	$10,999	$12,197
9/30/2022	$10,718	$8,286	$10,249	$11,602
12/31/2022	$11,246	$8,610	$11,250	$12,479
3/31/2023	$11,783	$9,319	$12,072	$13,414
6/30/2023	$12,402	$9,858	$12,818	$14,587
9/30/2023	$12,543	$9,191	$12,381	$14,110
12/31/2023	$14,277	$10,619	$13,748	$15,759
3/31/2024	$15,180	$11,001	$14,874	$17,423
6/30/2024	$14,825	$10,365	$15,301	$18,169

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2019
Retail	19.54%	9.15%
FactSet Global FinTech Index	5.14%	0.80%
MSCI ACWI Index	19.38%	9.91%
S&P 500 Index	24.56%	14.19%

AssetsNet	$ 59,587,433
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 240,754
InvestmentCompanyPortfolioTurnover	4.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	69.0%
Information Technology	19.4%
Industrials	5.1%
Consumer Discretionary	3.7%
Real Estate	1.3%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Intuit, Inc.	4.9%
S&P Global, Inc.	4.8%
Fair Isaac Corp.	4.7%
MasterCard, Incorporated	4.7%
Visa, Inc.	4.6%
Apollo Global Management, Inc.	4.5%
The Progressive Corp.	4.0%
MercadoLibre, Inc.	3.7%
Fiserv, Inc.	3.3%
Tradeweb Markets, Inc.	3.3%
Total	42.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain Fund changes during the reporting period. For more complete information, review the Fund's current prospectus at www.BaronCapitalGroup.com or call 1-800-992-2766.

Effective July 1, 2024, the classification status of the Fund has changed from non-diversified to diversified and the risks of operating as a non-diversified fund no longer apply to the Fund. The Fund will not operate as a non-diversified fund in the future without first seeking and obtaining shareholder approval to do so or as otherwise may be allowed under the Investment Company Act of 1940, as amended or the rules or interpretations thereof.

Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077806
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Institutional
Trading Symbol	BFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	5.46%	23.24%	15.45%
Russell 2500 Growth Index	9.02%	7.58%	8.77%
Russell 3000 Index	23.13%	14.14%	12.15%

AssetsNet	$ 1,411,727,163
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,739,604
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	38.7%
Financials	18.1%
Industrials	13.3%
Information Technology	11.2%
Communication Services	7.2%
Real Estate	6.8%
Health Care	3.1%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Space Exploration Technologies Corp.	10.3%
Tesla, Inc.	8.6%
Arch Capital Group Ltd.	6.4%
Spotify Technology SA	5.8%
Hyatt Hotels Corp.	5.4%
Guidewire Software, Inc.	5.1%
Vail Resorts, Inc.	4.6%
On Holding AG	4.2%
Interactive Brokers Group, Inc.	4.1%
Red Rock Resorts, Inc.	3.9%
Total	58.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174761
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	R6
Trading Symbol	BFGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	5.48%	23.26%	15.46%
Russell 2500 Growth Index	9.02%	7.58%	8.77%
Russell 3000 Index	23.13%	14.14%	12.15%

AssetsNet	$ 1,411,727,163
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,739,604
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	38.7%
Financials	18.1%
Industrials	13.3%
Information Technology	11.2%
Communication Services	7.2%
Real Estate	6.8%
Health Care	3.1%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Space Exploration Technologies Corp.	10.3%
Tesla, Inc.	8.6%
Arch Capital Group Ltd.	6.4%
Spotify Technology SA	5.8%
Hyatt Hotels Corp.	5.4%
Guidewire Software, Inc.	5.1%
Vail Resorts, Inc.	4.6%
On Holding AG	4.2%
Interactive Brokers Group, Inc.	4.1%
Red Rock Resorts, Inc.	3.9%
Total	58.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000065146
Shareholder Report [Line Items]
Fund Name	Baron Focused Growth Fund
Class Name	Retail
Trading Symbol	BFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Line Graph [Table Text Block]
	Retail	Russell 2500 Growth Index	Russell 3000 Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,581	$9,579	$10,001
12/31/2014	$10,013	$10,297	$10,525
3/31/2015	$10,351	$11,063	$10,715
6/30/2015	$10,669	$11,130	$10,729
9/30/2015	$9,197	$9,901	$9,952
12/31/2015	$9,771	$10,278	$10,576
3/31/2016	$9,682	$10,004	$10,678
6/30/2016	$9,809	$10,274	$10,959
9/30/2016	$9,906	$10,992	$11,441
12/31/2016	$9,837	$11,277	$11,922
3/31/2017	$10,676	$11,982	$12,607
6/30/2017	$11,744	$12,477	$12,987
9/30/2017	$12,118	$13,198	$13,581
12/31/2017	$12,430	$14,035	$14,442
3/31/2018	$12,552	$14,369	$14,349
6/30/2018	$14,136	$15,163	$14,907
9/30/2018	$14,537	$16,250	$15,969
12/31/2018	$12,897	$12,987	$13,685
3/31/2019	$14,463	$15,453	$15,606
6/30/2019	$14,602	$16,093	$16,246
9/30/2019	$14,537	$15,581	$16,434
12/31/2019	$16,770	$17,228	$17,930
3/31/2020	$13,953	$13,228	$14,182
6/30/2020	$19,621	$17,576	$17,306
9/30/2020	$28,179	$19,223	$18,900
12/31/2020	$37,265	$24,200	$21,675
3/31/2021	$37,273	$24,802	$23,050
6/30/2021	$38,158	$26,299	$24,950
9/30/2021	$39,981	$25,371	$24,924
12/31/2021	$44,283	$25,421	$27,237
3/31/2022	$40,702	$22,293	$25,799
6/30/2022	$32,575	$17,935	$21,490
9/30/2022	$33,271	$17,913	$20,531
12/31/2022	$31,751	$18,758	$22,005
3/31/2023	$36,312	$19,986	$23,585
6/30/2023	$38,975	$21,268	$25,563
9/30/2023	$36,889	$19,814	$24,732
12/31/2023	$40,451	$22,309	$27,717
3/31/2024	$41,106	$24,207	$30,494
6/30/2024	$40,995	$23,187	$31,475

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	5.18%	22.93%	15.15%
Russell 2500 Growth Index	9.02%	7.58%	8.77%
Russell 3000 Index	23.13%	14.14%	12.15%

AssetsNet	$ 1,411,727,163
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,739,604
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	38.7%
Financials	18.1%
Industrials	13.3%
Information Technology	11.2%
Communication Services	7.2%
Real Estate	6.8%
Health Care	3.1%
Cash and Cash Equivalents	1.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Space Exploration Technologies Corp.	10.3%
Tesla, Inc.	8.6%
Arch Capital Group Ltd.	6.4%
Spotify Technology SA	5.8%
Hyatt Hotels Corp.	5.4%
Guidewire Software, Inc.	5.1%
Vail Resorts, Inc.	4.6%
On Holding AG	4.2%
Interactive Brokers Group, Inc.	4.1%
Red Rock Resorts, Inc.	3.9%
Total	58.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112441
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	Institutional
Trading Symbol	BGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47Footnote Reference†	0.92%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	15.48%	4.93%	9.12%
MSCI ACWI Index	19.38%	10.76%	8.43%
MSCI ACWI Growth Index	24.70%	13.85%	11.15%

AssetsNet	$ 600,375,556
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,661,918
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.0%
Consumer Discretionary	26.1%
Industrials	10.3%
Financials	7.3%
Health Care	5.2%
Materials	0.1%
Communication Services	0.0%
Cash and Cash Equivalents	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	9.6%
MercadoLibre, Inc.	9.0%
Shopify, Inc.	7.0%
Coupang, Inc.	6.2%
Space Exploration Technologies Corp.	6.1%
Crowdstrike Holdings, Inc.	5.4%
Cloudflare, Inc.	4.9%
ASML Holding N.V.	4.0%
argenx SE	3.9%
Datadog, Inc.	3.8%
Total	59.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174764
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	R6
Trading Symbol	BGLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47Footnote Reference†	0.92%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	15.47%	4.93%	9.13%
MSCI ACWI Index	19.38%	10.76%	8.43%
MSCI ACWI Growth Index	24.70%	13.85%	11.15%

AssetsNet	$ 600,375,556
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,661,918
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.0%
Consumer Discretionary	26.1%
Industrials	10.3%
Financials	7.3%
Health Care	5.2%
Materials	0.1%
Communication Services	0.0%
Cash and Cash Equivalents	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	9.6%
MercadoLibre, Inc.	9.0%
Shopify, Inc.	7.0%
Coupang, Inc.	6.2%
Space Exploration Technologies Corp.	6.1%
Crowdstrike Holdings, Inc.	5.4%
Cloudflare, Inc.	4.9%
ASML Holding N.V.	4.0%
argenx SE	3.9%
Datadog, Inc.	3.8%
Total	59.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000112440
Shareholder Report [Line Items]
Fund Name	Baron Global Advantage Fund
Class Name	Retail
Trading Symbol	BGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Global Advantage Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$60Footnote Reference†	1.17%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	Retail	MSCI ACWI Index	MSCI ACWI Growth Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,798	$9,770	$9,829
12/31/2014	$9,903	$9,810	$10,003
3/31/2015	$10,154	$10,036	$10,438
6/30/2015	$10,475	$10,071	$10,486
9/30/2015	$8,557	$9,119	$9,585
12/31/2015	$9,733	$9,578	$10,158
3/31/2016	$9,250	$9,601	$10,127
6/30/2016	$9,341	$9,696	$10,202
9/30/2016	$10,370	$10,210	$10,741
12/31/2016	$9,621	$10,331	$10,489
3/31/2017	$11,258	$11,045	$11,442
6/30/2017	$12,147	$11,517	$12,097
9/30/2017	$13,105	$12,114	$12,793
12/31/2017	$14,393	$12,808	$13,636
3/31/2018	$15,372	$12,685	$13,728
6/30/2018	$16,226	$12,752	$14,039
9/30/2018	$16,163	$13,298	$14,679
12/31/2018	$13,833	$11,602	$12,528
3/31/2019	$17,444	$13,015	$14,341
6/30/2019	$18,626	$13,485	$15,044
9/30/2019	$17,891	$13,481	$15,085
12/31/2019	$20,068	$14,688	$16,627
3/31/2020	$18,528	$11,550	$14,014
6/30/2020	$27,107	$13,770	$17,538
9/30/2020	$30,640	$14,889	$19,642
12/31/2020	$35,923	$17,075	$22,213
3/31/2021	$35,244	$17,856	$22,276
6/30/2021	$39,414	$19,176	$24,500
9/30/2021	$37,462	$18,974	$24,322
12/31/2021	$36,161	$20,241	$26,013
3/31/2022	$27,911	$19,156	$23,484
6/30/2022	$18,871	$16,156	$18,751
9/30/2022	$19,186	$15,054	$17,639
12/31/2022	$17,468	$16,524	$18,571
3/31/2023	$19,100	$17,731	$21,130
6/30/2023	$20,312	$18,826	$23,073
9/30/2023	$19,072	$18,186	$21,944
12/31/2023	$21,880	$20,192	$24,740
3/31/2024	$22,649	$21,847	$27,091
6/30/2024	$23,398	$22,474	$28,772

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	15.19%	4.67%	8.87%
MSCI ACWI Index	19.38%	10.76%	8.43%
MSCI ACWI Growth Index	24.70%	13.85%	11.15%

AssetsNet	$ 600,375,556
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,661,918
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.0%
Consumer Discretionary	26.1%
Industrials	10.3%
Financials	7.3%
Health Care	5.2%
Materials	0.1%
Communication Services	0.0%
Cash and Cash Equivalents	0.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	9.6%
MercadoLibre, Inc.	9.0%
Shopify, Inc.	7.0%
Coupang, Inc.	6.2%
Space Exploration Technologies Corp.	6.1%
Crowdstrike Holdings, Inc.	5.4%
Cloudflare, Inc.	4.9%
ASML Holding N.V.	4.0%
argenx SE	3.9%
Datadog, Inc.	3.8%
Total	59.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200240
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Institutional
Trading Symbol	BHCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44Footnote Reference†	0.85%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Institutional	7.38%	12.22%	12.54%
Russell 3000 Health Care Index	10.43%	10.22%	10.78%
Russell 3000 Index	23.13%	14.14%	13.52%

AssetsNet	$ 232,868,279
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 857,719
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	95.8%
Cash and Cash Equivalents	4.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Eli Lilly & Co.	9.3%
UnitedHealth Group, Incorporated	7.3%
Intuitive Surgical, Inc.	5.8%
Boston Scientific Corp.	5.3%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Vertex Pharmaceuticals, Incorporated	4.6%
argenx SE	4.1%
ICON plc	3.2%
Stryker Corp.	3.2%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200241
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	R6
Trading Symbol	BHCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44Footnote Reference†	0.85%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
R6	7.33%	12.21%	12.54%
Russell 3000 Health Care Index	10.43%	10.22%	10.78%
Russell 3000 Index	23.13%	14.14%	13.52%

AssetsNet	$ 232,868,279
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 857,719
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	95.8%
Cash and Cash Equivalents	4.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Eli Lilly & Co.	9.3%
UnitedHealth Group, Incorporated	7.3%
Intuitive Surgical, Inc.	5.8%
Boston Scientific Corp.	5.3%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Vertex Pharmaceuticals, Incorporated	4.6%
argenx SE	4.1%
ICON plc	3.2%
Stryker Corp.	3.2%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000200239
Shareholder Report [Line Items]
Fund Name	Baron Health Care Fund
Class Name	Retail
Trading Symbol	BHCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Health Care Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56Footnote Reference†	1.10%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Line Graph [Table Text Block]
	Retail	Russell 3000 Health Care Index	Russell 3000 Index
4/30/2018	$10,000	$10,000	$10,000
6/30/2018	$10,480	$10,338	$10,350
9/30/2018	$11,590	$11,745	$11,087
12/31/2018	$9,510	$10,485	$9,501
3/31/2019	$10,930	$11,395	$10,836
6/30/2019	$11,620	$11,558	$11,279
9/30/2019	$10,910	$11,140	$11,410
12/31/2019	$12,860	$12,803	$12,448
3/31/2020	$11,650	$11,154	$9,847
6/30/2020	$14,520	$13,036	$12,016
9/30/2020	$16,200	$13,881	$13,122
12/31/2020	$18,955	$15,279	$15,049
3/31/2021	$19,056	$15,606	$16,004
6/30/2021	$21,220	$16,880	$17,322
9/30/2021	$21,452	$16,908	$17,305
12/31/2021	$21,886	$18,121	$18,910
3/31/2022	$19,691	$17,296	$17,912
6/30/2022	$17,722	$16,011	$14,921
9/30/2022	$16,635	$15,255	$14,254
12/31/2022	$18,142	$17,016	$15,278
3/31/2023	$17,455	$16,459	$16,375
6/30/2023	$19,065	$17,026	$17,749
9/30/2023	$17,896	$16,365	$17,171
12/31/2023	$19,260	$17,504	$19,244
3/31/2024	$20,963	$18,995	$21,172
6/30/2024	$20,419	$18,802	$21,853

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/30/2018
Retail	7.10%	11.94%	12.27%
Russell 3000 Health Care Index	10.43%	10.22%	10.78%
Russell 3000 Index	23.13%	14.14%	13.52%

AssetsNet	$ 232,868,279
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 857,719
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Health Care	95.8%
Cash and Cash Equivalents	4.2%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Eli Lilly & Co.	9.3%
UnitedHealth Group, Incorporated	7.3%
Intuitive Surgical, Inc.	5.8%
Boston Scientific Corp.	5.3%
Merck & Co., Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Vertex Pharmaceuticals, Incorporated	4.6%
argenx SE	4.1%
ICON plc	3.2%
Stryker Corp.	3.2%
Total	52.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000077807
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Institutional
Trading Symbol	BINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48Footnote Reference†	0.96%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	2.88%	4.50%	4.89%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%
MSCI ACWI ex USA IMI Growth Index	9.73%	5.49%	4.71%

AssetsNet	$ 342,446,520
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,740,990
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.8%
Industrials	15.1%
Financials	13.8%
Consumer Discretionary	12.4%
Health Care	11.8%
Materials	9.8%
Communication Services	7.7%
Consumer Staples	6.1%
Energy	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	2.8%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Linde Public Limited Company	2.8%
Arch Capital Group Ltd.	2.8%
Constellation Software, Inc.	2.7%
AstraZeneca PLC	2.4%
InPost SA	2.3%
eDreams ODIGEO SA	2.2%
argenx SE	2.1%
Symrise AG	2.1%
Novo Nordisk AS	1.9%
Total	24.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000174762
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	R6
Trading Symbol	BIGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48Footnote Reference†	0.96%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	2.84%	4.48%	4.88%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%
MSCI ACWI ex USA IMI Growth Index	9.73%	5.49%	4.71%

AssetsNet	$ 342,446,520
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,740,990
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.8%
Industrials	15.1%
Financials	13.8%
Consumer Discretionary	12.4%
Health Care	11.8%
Materials	9.8%
Communication Services	7.7%
Consumer Staples	6.1%
Energy	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	2.8%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Linde Public Limited Company	2.8%
Arch Capital Group Ltd.	2.8%
Constellation Software, Inc.	2.7%
AstraZeneca PLC	2.4%
InPost SA	2.3%
eDreams ODIGEO SA	2.2%
argenx SE	2.1%
Symrise AG	2.1%
Novo Nordisk AS	1.9%
Total	24.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000073358
Shareholder Report [Line Items]
Fund Name	Baron International Growth Fund
Class Name	Retail
Trading Symbol	BIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron International Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61Footnote Reference†	1.21%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Line Graph [Table Text Block]
	Retail	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Growth Index
6/30/2014	$10,000	$10,000	$10,000
9/30/2014	$9,312	$9,473	$9,492
12/31/2014	$9,268	$9,107	$9,258
3/31/2015	$9,531	$9,425	$9,698
6/30/2015	$9,965	$9,474	$9,812
9/30/2015	$8,970	$8,321	$8,773
12/31/2015	$9,382	$8,591	$9,234
3/31/2016	$9,231	$8,559	$9,204
6/30/2016	$9,403	$8,504	$9,233
9/30/2016	$10,120	$9,092	$9,805
12/31/2016	$9,489	$8,977	$9,239
3/31/2017	$10,454	$9,683	$10,081
6/30/2017	$11,167	$10,243	$10,834
9/30/2017	$12,112	$10,874	$11,530
12/31/2017	$12,994	$11,419	$12,218
3/31/2018	$13,250	$11,284	$12,142
6/30/2018	$12,951	$10,989	$11,965
9/30/2018	$12,619	$11,066	$11,902
12/31/2018	$10,669	$9,797	$10,391
3/31/2019	$12,449	$10,808	$11,659
6/30/2019	$12,769	$11,130	$12,128
9/30/2019	$12,632	$10,930	$12,017
12/31/2019	$13,769	$11,905	$13,194
3/31/2020	$10,807	$9,125	$10,651
6/30/2020	$13,859	$10,596	$12,790
9/30/2020	$15,166	$11,258	$14,138
12/31/2020	$17,971	$13,173	$16,148
3/31/2021	$18,382	$13,634	$16,210
6/30/2021	$19,933	$14,380	$17,284
9/30/2021	$19,719	$13,951	$16,754
12/31/2021	$19,703	$14,204	$17,112
3/31/2022	$16,809	$13,431	$15,278
6/30/2022	$14,074	$11,588	$12,787
9/30/2022	$12,447	$10,440	$11,614
12/31/2022	$14,290	$11,931	$13,093
3/31/2023	$14,812	$12,750	$14,163
6/30/2023	$15,317	$13,061	$14,437
9/30/2023	$14,242	$12,568	$13,452
12/31/2023	$15,337	$13,794	$14,931
3/31/2024	$15,536	$14,441	$15,730
6/30/2024	$15,717	$14,579	$15,842

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	2.61%	4.24%	4.63%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%
MSCI ACWI ex USA IMI Growth Index	9.73%	5.49%	4.71%

AssetsNet	$ 342,446,520
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,740,990
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	16.8%
Industrials	15.1%
Financials	13.8%
Consumer Discretionary	12.4%
Health Care	11.8%
Materials	9.8%
Communication Services	7.7%
Consumer Staples	6.1%
Energy	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	2.8%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Linde Public Limited Company	2.8%
Arch Capital Group Ltd.	2.8%
Constellation Software, Inc.	2.7%
AstraZeneca PLC	2.4%
InPost SA	2.3%
eDreams ODIGEO SA	2.2%
argenx SE	2.1%
Symrise AG	2.1%
Novo Nordisk AS	1.9%
Total	24.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227030
Shareholder Report [Line Items]
Fund Name	Baron New Asia Fund
Class Name	Institutional
Trading Symbol	BNAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron New Asia Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Institutional	18.72%	(2.60%)
MSCI AC Asia ex Japan Index	12.89%	(3.38%)
MSCI AC Asia ex Japan IMI Growth Index	12.19%	(5.74%)
MSCI AC Asia Index	13.05%	(1.16%)

AssetsNet	$ 5,948,175
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 24,088
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	19.7%
Communication Services	19.2%
Consumer Discretionary	18.9%
Financials	11.6%
Industrials	11.1%
Consumer Staples	4.1%
Energy	4.0%
Health Care	3.3%
Utilities	2.2%
Materials	1.2%
Cash and Cash Equivalents	3.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Bharti Airtel Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Trent Ltd.	6.2%
Indus Towers Ltd.	5.3%
Reliance Industries Limited	4.0%
Tencent Holdings Limited	3.8%
Samsung Electronics Co., Ltd.	3.4%
Zomato Ltd.	3.2%
Jio Financial Services Ltd.	3.0%
Kaynes Technology India Ltd.	2.6%
Total	46.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227028
Shareholder Report [Line Items]
Fund Name	Baron New Asia Fund
Class Name	R6
Trading Symbol	BNAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron New Asia Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
R6	18.69%	(2.56%)
MSCI AC Asia ex Japan Index	12.89%	(3.38%)
MSCI AC Asia ex Japan IMI Growth Index	12.19%	(5.74%)
MSCI AC Asia Index	13.05%	(1.16%)

AssetsNet	$ 5,948,175
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 24,088
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	19.7%
Communication Services	19.2%
Consumer Discretionary	18.9%
Financials	11.6%
Industrials	11.1%
Consumer Staples	4.1%
Energy	4.0%
Health Care	3.3%
Utilities	2.2%
Materials	1.2%
Cash and Cash Equivalents	3.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Bharti Airtel Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Trent Ltd.	6.2%
Indus Towers Ltd.	5.3%
Reliance Industries Limited	4.0%
Tencent Holdings Limited	3.8%
Samsung Electronics Co., Ltd.	3.4%
Zomato Ltd.	3.2%
Jio Financial Services Ltd.	3.0%
Kaynes Technology India Ltd.	2.6%
Total	46.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000227029
Shareholder Report [Line Items]
Fund Name	Baron New Asia Fund
Class Name	Retail
Trading Symbol	BNAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron New Asia Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$79Footnote Reference†	1.45%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Line Graph [Table Text Block]
	Retail	MSCI AC Asia ex Japan Index	MSCI AC Asia ex Japan IMI Growth Index	MSCI AC Asia Index
7/30/2021	$10,000	$10,000	$10,000	$10,000
9/30/2021	$10,370	$9,802	$9,785	$10,082
12/31/2021	$10,170	$9,681	$9,633	$9,855
3/31/2022	$8,610	$8,907	$8,525	$9,116
6/30/2022	$7,920	$8,105	$7,631	$8,112
9/30/2022	$6,950	$6,984	$6,555	$7,161
12/31/2022	$7,400	$7,776	$7,296	$8,022
3/31/2023	$7,610	$8,114	$7,646	$8,423
6/30/2023	$7,770	$8,012	$7,503	$8,550
9/30/2023	$7,370	$7,744	$7,165	$8,321
12/31/2023	$7,810	$8,242	$7,615	$8,910
3/31/2024	$8,310	$8,437	$7,825	$9,410
6/30/2024	$9,200	$9,045	$8,418	$9,666

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 7/30/2021
Retail	18.40%	(2.81%)
MSCI AC Asia ex Japan Index	12.89%	(3.38%)
MSCI AC Asia ex Japan IMI Growth Index	12.19%	(5.74%)
MSCI AC Asia Index	13.05%	(1.16%)

AssetsNet	$ 5,948,175
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 24,088
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	19.7%
Communication Services	19.2%
Consumer Discretionary	18.9%
Financials	11.6%
Industrials	11.1%
Consumer Staples	4.1%
Energy	4.0%
Health Care	3.3%
Utilities	2.2%
Materials	1.2%
Cash and Cash Equivalents	3.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Bharti Airtel Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
Trent Ltd.	6.2%
Indus Towers Ltd.	5.3%
Reliance Industries Limited	4.0%
Tencent Holdings Limited	3.8%
Samsung Electronics Co., Ltd.	3.4%
Zomato Ltd.	3.2%
Jio Financial Services Ltd.	3.0%
Kaynes Technology India Ltd.	2.6%
Total	46.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082257
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Institutional
Trading Symbol	BREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	6.90%	12.93%	8.88%
MSCI USA IMI Extended Real Estate Index	12.31%	8.18%	8.48%
MSCI US REIT Index	6.25%	2.68%	4.55%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,753,214,001
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,775,127
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.0%
Consumer Discretionary	36.5%
Financials	7.6%
Materials	6.6%
Industrials	2.2%
Information Technology	1.1%
Cash and Cash Equivalents	6.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Toll Brothers, Inc.	6.7%
Lennar Corp.	5.6%
D.R. Horton, Inc.	5.0%
Equinix, Inc.	5.0%
American Tower Corp.	4.8%
Equity Residential	4.3%
Digital Realty Trust, Inc.	4.0%
Blackstone, Inc.	4.0%
Welltower, Inc.	3.6%
CoStar Group, Inc.	3.5%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000165214
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	R6
Trading Symbol	BREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	6.90%	12.93%	8.89%
MSCI USA IMI Extended Real Estate Index	12.31%	8.18%	8.48%
MSCI US REIT Index	6.25%	2.68%	4.55%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,753,214,001
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,775,127
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.0%
Consumer Discretionary	36.5%
Financials	7.6%
Materials	6.6%
Industrials	2.2%
Information Technology	1.1%
Cash and Cash Equivalents	6.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Toll Brothers, Inc.	6.7%
Lennar Corp.	5.6%
D.R. Horton, Inc.	5.0%
Equinix, Inc.	5.0%
American Tower Corp.	4.8%
Equity Residential	4.3%
Digital Realty Trust, Inc.	4.0%
Blackstone, Inc.	4.0%
Welltower, Inc.	3.6%
CoStar Group, Inc.	3.5%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000082256
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Fund
Class Name	Retail
Trading Symbol	BREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$65	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%
Line Graph [Table Text Block]
	Retail	MSCI USA IMI Extended Real Estate Index	MSCI US REIT Index	S&P 500 Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2014	$9,753	$9,887	$9,662	$10,113
12/31/2014	$10,665	$10,893	$11,010	$10,612
3/31/2015	$11,146	$11,451	$11,503	$10,713
6/30/2015	$10,730	$10,803	$10,273	$10,742
9/30/2015	$9,661	$10,493	$10,453	$10,051
12/31/2015	$10,168	$11,140	$11,151	$10,759
3/31/2016	$9,703	$11,602	$11,806	$10,904
6/30/2016	$9,753	$12,023	$12,574	$11,171
9/30/2016	$9,963	$12,035	$12,352	$11,602
12/31/2016	$9,964	$12,059	$11,947	$12,045
3/31/2017	$10,726	$12,748	$12,028	$12,776
6/30/2017	$11,522	$13,154	$12,190	$13,170
9/30/2017	$11,914	$13,447	$12,267	$13,761
12/31/2017	$13,058	$14,234	$12,394	$14,675
3/31/2018	$12,347	$13,482	$11,354	$14,563
6/30/2018	$12,488	$14,132	$12,460	$15,064
9/30/2018	$12,133	$14,402	$12,558	$16,225
12/31/2018	$10,156	$12,707	$11,672	$14,031
3/31/2019	$12,087	$14,712	$13,530	$15,946
6/30/2019	$12,591	$15,237	$13,664	$16,633
9/30/2019	$13,194	$16,078	$14,673	$16,915
12/31/2019	$14,635	$16,547	$14,512	$18,449
3/31/2020	$11,717	$11,783	$10,559	$14,834
6/30/2020	$15,211	$14,347	$11,762	$17,881
9/30/2020	$18,041	$15,625	$11,919	$19,478
12/31/2020	$21,053	$17,243	$13,249	$21,844
3/31/2021	$23,373	$19,346	$14,375	$23,193
6/30/2021	$24,443	$20,698	$16,063	$25,175
9/30/2021	$24,021	$20,720	$16,183	$25,322
12/31/2021	$26,113	$23,545	$18,775	$28,114
3/31/2022	$23,296	$20,947	$17,972	$26,821
6/30/2022	$18,475	$17,362	$14,887	$22,503
9/30/2022	$17,570	$16,495	$13,357	$21,404
12/31/2022	$18,641	$17,932	$14,012	$23,023
3/31/2023	$19,946	$18,780	$14,347	$24,749
6/30/2023	$21,404	$20,103	$14,682	$26,912
9/30/2023	$19,645	$18,881	$13,607	$26,031
12/31/2023	$23,245	$22,072	$15,730	$29,075
3/31/2024	$25,160	$23,526	$15,633	$32,144
6/30/2024	$22,830	$22,578	$15,599	$33,521

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	6.66%	12.64%	8.61%
MSCI USA IMI Extended Real Estate Index	12.31%	8.18%	8.48%
MSCI US REIT Index	6.25%	2.68%	4.55%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,753,214,001
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 8,775,127
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	40.0%
Consumer Discretionary	36.5%
Financials	7.6%
Materials	6.6%
Industrials	2.2%
Information Technology	1.1%
Cash and Cash Equivalents	6.0%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Toll Brothers, Inc.	6.7%
Lennar Corp.	5.6%
D.R. Horton, Inc.	5.0%
Equinix, Inc.	5.0%
American Tower Corp.	4.8%
Equity Residential	4.3%
Digital Realty Trust, Inc.	4.0%
Blackstone, Inc.	4.0%
Welltower, Inc.	3.6%
CoStar Group, Inc.	3.5%
Total	46.5%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196928
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Institutional
Trading Symbol	BRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40Footnote Reference†	0.80%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	6.77%	8.48%	7.63%
MSCI US REIT Index	6.25%	2.68%	3.60%
S&P 500 Index	24.56%	15.05%	13.55%

AssetsNet	$ 145,807,258
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 537,814
InvestmentCompanyPortfolioTurnover	58.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	82.6%
Consumer Discretionary	8.4%
Financials	3.4%
Information Technology	2.1%
Utilities	0.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Equity Residential	9.8%
Welltower, Inc.	8.8%
American Tower Corp.	8.7%
AvalonBay Communities, Inc.	8.1%
Equinix, Inc.	6.1%
Digital Realty Trust, Inc.	5.9%
Invitation Homes, Inc.	4.9%
American Homes 4 Rent	4.8%
Prologis, Inc.	4.0%
Healthpeak Properties, Inc.	2.9%
Total	64.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196929
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	R6
Trading Symbol	BRIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40Footnote Reference†	0.80%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	6.78%	8.45%	7.62%
MSCI US REIT Index	6.25%	2.68%	3.60%
S&P 500 Index	24.56%	15.05%	13.55%

AssetsNet	$ 145,807,258
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 537,814
InvestmentCompanyPortfolioTurnover	58.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	82.6%
Consumer Discretionary	8.4%
Financials	3.4%
Information Technology	2.1%
Utilities	0.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Equity Residential	9.8%
Welltower, Inc.	8.8%
American Tower Corp.	8.7%
AvalonBay Communities, Inc.	8.1%
Equinix, Inc.	6.1%
Digital Realty Trust, Inc.	5.9%
Invitation Homes, Inc.	4.9%
American Homes 4 Rent	4.8%
Prologis, Inc.	4.0%
Healthpeak Properties, Inc.	2.9%
Total	64.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000196927
Shareholder Report [Line Items]
Fund Name	Baron Real Estate Income Fund
Class Name	Retail
Trading Symbol	BRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Real Estate Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$52Footnote Reference†	1.05%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Line Graph [Table Text Block]
	Retail	MSCI US REIT Index	S&P 500 Index
12/29/2017	$10,000	$10,000	$10,000
12/31/2017	$10,000	$10,000	$10,000
3/31/2018	$9,390	$9,161	$9,924
6/30/2018	$9,975	$10,054	$10,265
9/30/2018	$10,006	$10,132	$11,056
12/31/2018	$8,867	$9,417	$9,562
3/31/2019	$10,451	$10,917	$10,867
6/30/2019	$10,694	$11,025	$11,334
9/30/2019	$11,408	$11,839	$11,527
12/31/2019	$12,118	$11,709	$12,572
3/31/2020	$10,195	$8,520	$10,108
6/30/2020	$11,937	$9,490	$12,185
9/30/2020	$12,941	$9,617	$13,273
12/31/2020	$14,787	$10,690	$14,885
3/31/2021	$15,892	$11,598	$15,805
6/30/2021	$17,217	$12,960	$17,156
9/30/2021	$16,927	$13,057	$17,255
12/31/2021	$19,087	$15,149	$19,158
3/31/2022	$18,530	$14,500	$18,277
6/30/2022	$15,115	$12,012	$15,334
9/30/2022	$13,541	$10,777	$14,586
12/31/2022	$13,818	$11,306	$15,689
3/31/2023	$14,456	$11,576	$16,865
6/30/2023	$14,925	$11,846	$18,339
9/30/2023	$13,962	$10,979	$17,739
12/31/2023	$15,917	$12,692	$19,813
3/31/2024	$16,223	$12,613	$21,904
6/30/2024	$15,909	$12,586	$22,842

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	6.59%	8.27%	7.40%
MSCI US REIT Index	6.25%	2.68%	3.60%
S&P 500 Index	24.56%	15.05%	13.55%

AssetsNet	$ 145,807,258
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 537,814
InvestmentCompanyPortfolioTurnover	58.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Real Estate	82.6%
Consumer Discretionary	8.4%
Financials	3.4%
Information Technology	2.1%
Utilities	0.8%
Cash and Cash Equivalents	2.7%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
Equity Residential	9.8%
Welltower, Inc.	8.8%
American Tower Corp.	8.7%
AvalonBay Communities, Inc.	8.1%
Equinix, Inc.	6.1%
Digital Realty Trust, Inc.	5.9%
Invitation Homes, Inc.	4.9%
American Homes 4 Rent	4.8%
Prologis, Inc.	4.0%
Healthpeak Properties, Inc.	2.9%
Total	64.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000233228
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	Institutional
Trading Symbol	BTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
Institutional	40.45%	4.57%
MSCI ACWI Information Technology Index	37.68%	11.04%
MSCI ACWI Index	19.38%	4.28%
S&P 500 Index	24.56%	7.29%

AssetsNet	$ 35,178,899
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 92,540
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	71.0%
Consumer Discretionary	13.8%
Communication Services	11.0%
Real Estate	2.8%
Industrials	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	12.1%
Amazon.com, Inc.	10.2%
Microsoft Corporation	9.8%
Apple, Inc.	7.9%
Broadcom, Inc.	5.2%
Spotify Technology SA	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Meta Platforms, Inc.	3.7%
Advanced Micro Devices, Inc.	3.3%
CoStar Group, Inc.	2.8%
Total	64.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000233226
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	R6
Trading Symbol	BTEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53Footnote Reference†	0.95%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
R6	40.38%	4.49%
MSCI ACWI Information Technology Index	37.68%	11.04%
MSCI ACWI Index	19.38%	4.28%
S&P 500 Index	24.56%	7.29%

AssetsNet	$ 35,178,899
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 92,540
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	71.0%
Consumer Discretionary	13.8%
Communication Services	11.0%
Real Estate	2.8%
Industrials	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	12.1%
Amazon.com, Inc.	10.2%
Microsoft Corporation	9.8%
Apple, Inc.	7.9%
Broadcom, Inc.	5.2%
Spotify Technology SA	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Meta Platforms, Inc.	3.7%
Advanced Micro Devices, Inc.	3.3%
CoStar Group, Inc.	2.8%
Total	64.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com
C000233227
Shareholder Report [Line Items]
Fund Name	Baron Technology Fund
Class Name	Retail
Trading Symbol	BTEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Baron Technology Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66Footnote Reference†	1.20%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.20%
Line Graph [Table Text Block]
	Retail	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
9/30/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,000	$10,000	$10,000	$10,000
3/31/2022	$8,360	$8,973	$9,464	$9,540
6/30/2022	$6,190	$7,027	$7,982	$8,004
9/30/2022	$5,900	$6,517	$7,438	$7,613
12/31/2022	$5,560	$6,893	$8,164	$8,189
3/31/2023	$6,790	$8,301	$8,760	$8,803
6/30/2023	$7,920	$9,436	$9,301	$9,572
9/30/2023	$7,600	$8,855	$8,985	$9,259
12/31/2023	$9,030	$10,410	$9,976	$10,342
3/31/2024	$10,370	$11,665	$10,794	$11,433
6/30/2024	$11,090	$12,991	$11,103	$11,923

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/31/2021
Retail	40.03%	4.23%
MSCI ACWI Information Technology Index	37.68%	11.04%
MSCI ACWI Index	19.38%	4.28%
S&P 500 Index	24.56%	7.29%

AssetsNet	$ 35,178,899
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 92,540
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	71.0%
Consumer Discretionary	13.8%
Communication Services	11.0%
Real Estate	2.8%
Industrials	0.9%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes short-term investments, other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Total Net Assets (6/30/24)*
NVIDIA Corp.	12.1%
Amazon.com, Inc.	10.2%
Microsoft Corporation	9.8%
Apple, Inc.	7.9%
Broadcom, Inc.	5.2%
Spotify Technology SA	4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Meta Platforms, Inc.	3.7%
Advanced Micro Devices, Inc.	3.3%
CoStar Group, Inc.	2.8%
Total	64.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Email Address	info@BaronCapitalGroup.com
Updated Prospectus Web Address	BaronCapitalGroup.com